16. Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 43,006,299	$ 48,058,235
Notional amount of the maximum CEO	719,067	870,664
Accrued contingent liability	$ 84,727	$ 122,425